Other capital reserve - Changes in 2006 Share Plan and 2006 India Share Plan (Details)		12 Months Ended
	Dec. 16, 2016	Mar. 31, 2018 INR (₨) Options	Mar. 31, 2017 INR (₨) Options	Mar. 31, 2016 INR (₨) Options
Ordinary shares
Weighted average exercise price of share options
Reverse stock split, conversion ratio	5.4242194
Options | Ordinary shares
Weighted average exercise price of share options
Reverse stock split, conversion ratio	5.4242194
2006 Share Plan and 2006 India Share Plan | Ordinary shares
Weighted average exercise price of share options
Weighted average remaining contractual life		4 years 7 months 10 days
2006 Share Plan and 2006 India Share Plan | Options
Number of shares
Number of options outstanding at the beginning of the year | Options		698,965	885,658
Forfeited during the year | Options		6,913	56,026
Exercised during the year | Options		34,922	130,668
Number of options outstanding at the end of the year | Options		657,130	698,965	885,658
Vested and not exercised | Options		656,454	640,589
Weighted average exercise price of share options
Options outstanding at the beginning of the year		₨ 279.43	₨ 250.02
Forfeited during the year		289.04	164.21
Exercised during the year		167.39	88.46
Options outstanding at the end of the year		287.05	279.43	₨ 250.02
Vested and not exercised		287.06	₨ 279.29
Weighted average remaining contractual life			5 years 5 months 16 days
Share based compensation cost		432,000	₨ 9,183,000	₨ 19,370,000
2006 Share Plan and 2006 India Share Plan | Options | Minimum
Weighted average exercise price of share options
Options outstanding at the beginning of the year		125.38
Options outstanding at the end of the year		254.28	125.38
2006 Share Plan and 2006 India Share Plan | Options | Maximum
Weighted average exercise price of share options
Options outstanding at the beginning of the year		351.07
Options outstanding at the end of the year		₨ 353.17	₨ 351.07
2006 Share Plan and 2006 India Share Plan | Options | Ordinary shares
Number of shares
Number of options outstanding at the beginning of the year | Options		698,965
Granted during the year | Options		657,130
Number of options outstanding at the end of the year | Options		657,130	698,965